Note 43 - Deutsche Bank Parent Long-Term Debt (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Total Dec 31 [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 23,833	€ 33,072
Total long-term debt	119,232	134,872
Total Dec 31 [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	63,213	62,053
Floating rate	24,057	30,658
Total Dec 31 [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,237	7,232
Floating rate	1,892	€ 1,858
Due in 2020 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	13,421
Total long-term debt	31,191
Due in 2020 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,285
Floating rate	4,420
Due in 2020 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,884
Floating rate	180
Due in 2021 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	1,558
Total long-term debt	24,947
Due in 2021 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	16,178
Floating rate	7,212
Due in 2021 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	701
Total long-term debt	13,295
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,181
Floating rate	3,413
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	1,089
Total long-term debt	11,270
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,251
Floating rate	1,704
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	1,226
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	827
Total long-term debt	8,576
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,365
Floating rate	1,356
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5
Floating rate	24
Due after 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	6,238
Total long-term debt	29,953
Due after 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,954
Floating rate	5,952
Due after 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,348
Floating rate	€ 461